NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2018	Dec. 31, 2017
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.00%	4.90%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.50%	4.10%